SUMMARY OF PRINCIPAL ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES

NOTE 2 — SUMMARY OF PRINCIPAL ACCOUNTING POLICIES

Liquidity and going concern

The Group’s accounts have been prepared assuming that the company will continue as a going concern basis. The going concern basis assumes that assets are realized and liabilities are extinguished in the ordinary course of business at amounts disclosed in the financial statements. The Group’s ability to continue as a going concern depends upon aligning its sources of funding (debt and equity) with the expenditure requirements of the Group and repayment of the short-term debt facilities as and when they fall due.

During the years ended December 31, 2021 and 2022, the Group incurred net losses of HK$125,501,000 and HK$98,478,000 (approximately US$12,627,000), respectively. As of December 31, 2022, the Group’s current liabilities exceeded its current assets by HK$51,074,000 (approximately US$6,548,000) which together with continue losses from operations raises substantive doubt about its ability to continue as a going concern. In view of these circumstances, the management of the Group have given consideration to the future liquidity and performance of the Group and its available sources of finance in assessing whether the Group will have sufficient financial resources to continue as a going concern.

When preparing the consolidated financial statements as of December 31, 2021 and 2022, the management of the Group concluded that a going concern basis of preparation was appropriate after analyzing the forecasted cash flows for the next twelve months from the date of report which indicates that the Group will have sufficient liquidity during the next twelve months from cash flows generated by operations and currently available fund. In preparing the forecasted cash flows analysis, the management consider that:

1)	The Group has taken various cost control measures to tighten the costs of operations, including closing down under-performing restaurants;

2)	The Group is currently negotiating with the lenders to extend the repayment of the related debts, of which approximately HK$10,000,000 of the corporate bonds have subsequently been extended to February 2025;

3)	The Group has entered into a subscription agreement with the subscriber for the issue of convertible notes and warrants up to the aggregate amount not exceeding US$15 million on January 19, 2021 of which the convertible note holder will convert the outstanding convertible note into shares and the warrant holder will exercise its rights to purchase ordinary shares; and

4)	The Group is discussing terms with potential investors for raising new capital by way of issuing new equity and/or debt securities. However, there can be no certainty that these additional financings will be available on acceptable terms or at all.

Management has commenced a strategy to raise debt and equity. However, there can be no certainty that these additional financings will be available on acceptable terms. If management is unable to execute this plan, there would likely be a material adverse effect on the Company’s business. All of these factors raise substantial doubt about the ability of the Group to continue as a going concern. The consolidated financial statements for the years ended December 31, 2021 and 2022 have been prepared on a going concern basis and do not include any adjustments to reflect the possible future effects on the recoverability and classifications of assets or the amounts and classifications of liabilities that may result from the inability of the Group to continue as a going concern.

Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with the accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Principle of consolidation

The consolidated financial statements include the financial statements of the Group and its subsidiaries (collectively referred to as the “Group”) for the years ended December 31, 2020, 2021 and 2022. A subsidiary is an entity in which (i) the Company directly or indirectly controls more than 50% of the voting power; or (ii) the Company has the power to appoint or remove the majority of the members of the board of directors or to cast a majority of votes at the meeting of the board of directors or to govern the financial and operating policies of the investee pursuant to a statute or under an agreement among the shareholders or equity holders.

The financial statements of the subsidiaries are prepared for the same reporting period as the Group, using consistent accounting policies. The results of subsidiaries are consolidated from the date on which the Group obtains control and continue to be consolidated until the date that such control ceases.

Profit or loss and each component of other comprehensive income (loss) are attributed to the Group and to the non-controlling interests, even if this results in the non-controlling interests having a deficit balance. All intra-group assets and liabilities, equity, income, expenses and cash flows relating to transactions between the Group and its subsidiaries are eliminated in full on consolidation.

Non-controlling interest

Non-controlling interest represents the portion of the net assets of a subsidiary attributable to interests that are not entitled by the Group. The non-controlling interest is presented in the consolidated balance sheets, separately from equity attributable to the shareholders of the Group. Non-controlling interest’s operating result is presented on the face of the consolidated statements of operations and comprehensive loss as an allocation of the total loss for the year between non-controlling shareholders and the shareholders of the Group.

Use of estimates and assumptions

The preparation of consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses during the periods presented. Significant accounting estimates reflected in the Company’s consolidated financial statements include the useful lives of property and equipment and intangible assets, impairment of long-lived assets and goodwill, allowance for doubtful accounts, allowance for deferred taxes, provision for contingent assets and liabilities, incremental borrowing rates used for lease liability, revenue recognition, share-based compensation expense, fair value of financial instruments and investments, and uncertain tax position. Actual results could differ from these estimates.

Foreign currency translation and transactions

These financial statements are presented in Hong Kong dollars (HK$), which is the Company’s functional currency. Each entity in the Group determines its own functional currency and items included in the financial statements of each entity are measured using their respective local currencies based on the criteria of ASC 830, “Foreign Currency Matters”. In the consolidated financial statements, the financial information of the Company and other entities located outside of the Hong Kong has been translated into HK$. Assets and liabilities are translated at the exchange rates on the balance sheet date, equity amounts are translated at historical exchange rates, and revenues, expenses, gains and losses are translated using the average rate for the year.

Foreign currency transactions recorded by the entities in the Group are initially recorded using their respective functional currency rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated at the functional currency rates of exchange ruling at the end of the reporting period. Net gains and losses resulting from foreign exchange transactions are included in exchange gains/(losses) on the consolidated statements of operations and comprehensive loss.

Convenience translation

Translations of balances in the consolidated balance sheets, consolidated statements of operations and consolidated statements of cash flows from HK$ into US$ as of and for the years ended December 31, 2022 are solely for the convenience of the reader and were calculated at the rate of US$1.00 to HK$7.8, representing the noon buying rate in The City of New York for cable transfers of HK$ as certified for customs purposes by the Federal Reserve Bank of New York on the last trading day of December 31, 2022. No representation is made that the HK$ amounts represent or could have been, or could be, converted, realized or settled into US$ at that rate, or at any other rate.

Fair value measurement

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. When available, the Group uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Group will measure fair value using valuation techniques that use, when possible, current market-based or independently sourced market parameters, such as interest rates and currency rates. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs.

Fair value measurements are based on a fair value hierarchy, based on three levels of inputs, of which the first two are considered observable and the last unobservable, that may be used to measure fair value which are the following:

Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 — Other inputs that are directly or indirectly observable in the marketplace.

Level 3 — Inputs are generally unobservable and typically reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability.

Accounting guidance also describes three main approaches to measuring the fair value of assets and liabilities:

(1) market approach; (2) income approach; and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

The Company identified equity investment at fair value as level 1 assets and financial assets as level 3 assets.

Cash and cash equivalents

Cash and cash equivalents comprise cash on hand and demand deposits, and short term highly liquid investments that are readily convertible into known amounts of cash, are subject to an insignificant risk of changes in value, and have a short maturity of generally within three months when acquired, less bank overdrafts which are repayable on demand and form an integral part of the Group’s cash management.

For the purpose of the consolidated financial statements, cash and cash equivalents comprise cash on hand and at banks, including term deposits, which are not restricted as to use. Cash and cash equivalents comprise cash on hand and at banks, which are not restricted as to use; and highly liquid investments that are readily convertible into known amounts of cash, which have a short maturity of generally within three months when acquired. The Group maintains bank accounts in the PRC, Hong Kong and other non-U.S. jurisdictions. Cash balances in bank accounts in non-U.S. jurisdictions are not insured by the Federal Deposit Insurance Corporation or other programs.

The RMB is not freely convertible into other currencies, however, under Mainland China’s Foreign Exchange Control Regulations and Administration of Settlement, Sale and Payment of Foreign Exchange Regulations, the Group is permitted to exchange RMB for other currencies through banks authorized to conduct foreign exchange business.

Cash at banks earns interest at floating rates based on daily bank deposit rates. Short term time deposits are made for varying periods of between one day and three months depending on the immediate cash requirements of the Group and earn interest at the respective short term time deposit rates. The bank balances and pledged deposit are deposited with creditworthy banks with no recent history of default.

Restricted cash

The Group considers cash and equivalents that are subject to contractual restrictions or other legal obligations and not readily available are classified as restricted cash.

Trade receivables, net

Trade receivables, net are stated at the carrying amount net of allowance for doubtful accounts. Accounts are considered overdue after 60 days, extending up to 180 days for major customers. The Group reviews the accounts receivable on a periodic basis and makes allowances when there is doubt as to the collectability of individual balances. In evaluating the collectability of individual accounts receivable balances, the Group considers several factors, including the estimated provision rate, age of the balance, the customer’s payment history, current credit-worthiness, and current economic trends. The provision rates are based on invoice date for groupings of various customer segments with similar loss patterns (i.e., by geographical region, product type, customer type and rating, and coverage by letters of credit or other forms of credit insurance). The calculation reflects the probability-weighted outcome, the time value of money and reasonable and supportable information that is available at the reporting date about past events, current conditions and forecasts of future economic conditions. Additionally, the Group makes specific bad debt provisions based on any specific knowledge the Group has acquired that might indicate that an account is uncollectible. The facts and circumstances of each account may require the Group to use substantial judgment in assessing its collectability. Delinquent account balances are written-off the allowance after management has determined that the likelihood of collection is not probable and known bad debts are written off against the allowances when identified. Typically, the Group includes unbilled receivables in accounts receivable for contracts on which revenue has been recognized, but for which the customer has not yet been billed. Unbilled receivables, substantially all of which are expected to be billed within one year are stated at their estimated realizable value and consist of costs and fees billable on contract completion or the occurrence of contractual payment phase.

Notes receivable

Notes receivable represent short-term notes receivables issued by reputable financial institutions that entitle the Company to receive the full-face amount from the financial institutions at maturity, which generally range from three to six months from the date of issuance. The carrying amount of notes receivable approximates fair value.

Inventories

Inventories consist of raw materials and finished goods and are stated at the lower of cost and net realizable value. Cost is determined on the first-in, first-out basis and, in the case of finished goods, comprises direct materials, direct labor and an appropriate proportion of overheads. Net realizable value is based on estimated selling prices less any estimated costs to be incurred to disposal. Management reviews inventories for obsolescence and cost in excess of net realizable value quarterly and records a reserve against the inventory when the carrying value exceeds net realizable value.

Loan receivables — related parties

Loan receivables — related parties represent loans to affiliates or directors with a term less than one year and interest bearing. Management regularly reviews the aging of receivables, changes in payment trends and records allowances when management believes collection of amounts due are at risk. Accounts considered uncollectable are written off against allowances after exhaustive efforts at collection are made.

Prepayments, other receivables and other current assets

Prepayments, other receivables and other current assets are mainly funds deposited or advanced to vendors for future inventory purchases or service providers for future services, rental deposits, service income receivables, employee advances and amount due from unrelated entities. These amounts are refundable and bear no interest. Management reviews its prepayments, other receivable and other current assets on a regular basis to determine if the allowance is adequate, and adjusts the allowance when necessary. Delinquent account balances are written-off against the allowance after management has determined that the likelihood of collection is not probable. Management continues to evaluate the reasonableness of the valuation allowance policy and update it if necessary.

Financial assets — call options

ASC 815, “Accounting for Derivative Instruments and Hedging Activities” (“ASC 815”) requires every derivative financial instrument (including certain derivative financial instruments embedded in other contracts) to be recorded on the balance sheet at fair value as either an asset or a liability. ASC 815 also requires that changes in the fair value of recorded derivatives be recognized currently in earnings unless specific hedge accounting criteria are met. The Group’s derivative financial instruments include the call option feature of the equity investments classifies as “financial assets at fair value”.

Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and any impairment losses. The cost of an item of property and equipment comprises its purchase price and any directly attributable costs of bringing the asset to its working condition and location for its intended use.

Depreciation is calculated on the straight-line basis over its estimated useful life as follows:

Leasehold improvements	Over the shorter of the lease terms and 5 years
Right-of-use assets	Over the lease terms
Furniture and equipment	5 years
Motor vehicles	5 years
Machinery	5 – 10 years

The cost and related accumulated depreciation of assets sold or otherwise retired are eliminated from the accounts and any gain or loss is included in the consolidated statements of operations and comprehensive loss. Expenditures for maintenance and repairs are charged to earnings as incurred, while additions, renewals and betterments, which are expected to extend the useful life of assets, are capitalized. The Company also re-evaluates the periods of depreciation to determine whether subsequent events and circumstances warrant revised estimates of useful lives.

Intangible assets, net

Intangible assets mainly include those acquired through business combination and purchased intangible assets. Identifiable intangible assets resulting from the acquisitions of subsidiaries accounted for using the purchase method of accounting are estimated by management based on the fair value of assets received. Purchased intangible assets are initially recognized and measured at cost. The useful lives of intangible assets are assessed to be either finite or indefinite. Intangible assets with finite lives are subsequently amortized over their useful economic life and assessed for impairment whenever there is an indication that the intangible asset may be impaired.

Identifiable intangible assets that have determinable lives continue to be amortized over their estimated useful lives using the straight-line method as follows:

Brand names	8 – 10 years
Backlog contracts	20 years
Trademarks	15 years
Patents	15 years
Customer relationships	10 years
Software	3 – 5 years

Goodwill

Goodwill represents the excess of the consideration paid of an acquisition over the fair value of the net identifiable assets of the acquired subsidiaries at the date of acquisition. Goodwill is not amortized and is tested for impairment at least annually, more often when circumstances indicate impairment may have occurred. Goodwill is carried at cost less accumulated impairment losses. If impairment exists, goodwill is immediately written off to its fair value and the loss is recognized in the consolidated statements of operations and comprehensive loss. Impairment losses on goodwill are not reversed. At each reporting date, the Group reviews the carrying value of intangible assets not subject to amortization, including goodwill, to determine whether impairment may exist annually or more frequently if events and circumstances indicate that it is more likely than not that an impairment has occurred.

The Group tests goodwill for impairment at the reporting unit level on an annual basis as of December 31 and between annual tests when an event occurs or circumstances change that could indicate that the asset might be impaired. The Group adopted ASU No. 2017-04, Intangibles - Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment, and in accordance with the FASB, pursuant to which the Group has the option to choose whether it will apply a qualitative assessment first and then a quantitative assessment, if necessary, or to apply a quantitative assessment directly. For reporting units applying a qualitative assessment first, the Group starts the goodwill impairment test by assessing qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If it is more likely than not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is mandatory. Otherwise, no further testing is required. The quantitative impairment test consists of a comparison of the fair value of the reporting unit with its carrying value, including goodwill. If the carrying value of each reporting unit, including goodwill, exceeds its fair value, an impairment loss is recognized in an amount equal to that excess, but limited to the total amount of goodwill allocated to that reporting unit.

Impairment for long-lived assets

Long-lived assets, including property and equipment and intangible assets with finite lives are reviewed for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset may not be recoverable. The Group assesses the recoverability of the assets based on the undiscounted future cash flows the assets are expected to generate and recognize an impairment loss when estimated undiscounted future cash flows expected to result from the use of the asset plus net proceeds expected from disposition of the asset, if any, are less than the carrying value of the asset. If an impairment is identified, the Group would reduce the carrying amount of the asset to its estimated fair value based on a discounted cash flows approach or, when available and appropriate, to comparable market values.

Investments under Equity method

An associate is an entity in which the Group has a long-term interest of generally not less than 20% of the equity voting rights and over which it is in a position to exercise significant influence. Significant influence is the power to participate in the financial and operating policy decisions of the investee, but is not control or joint control over those policies.

A joint venture is a type of joint arrangement whereby the parties that have joint control of the arrangement have rights to the net assets of the joint venture which the Group has long -term interest of generally not less than 20% of the equity voting rights and over which it is in a position to exercise significant influence. Joint control is the contractually agreed sharing of control of an arrangement, which exists only when decisions about the relevant activities require the unanimous consent of the parties sharing control.

The Group applies the equity method to account for investments in associates and joint ventures over which it has significant influence but does not own a majority equity interest or otherwise control. When the Group’s share of losses in the investments equals or exceeds its interest in the associates and joint ventures, the Group does not recognize further losses, unless the Group has incurred obligations or made payments or guarantees on behalf of the equity investee.

Equity investments without readily determinable fair values are measured using the equity method or measured at cost with adjustments for observable changes in price or impairments (referred to as the measurement alternative). The group perform a qualitative assessment on a periodic basis and recognize an impairment if there are sufficient indicators that the fair value of the investment is less than carrying value. Changes in value are recorded in other income (expense), net.

Equity Investments at fair value

The Group’s equity investments are long-term investments in unlisted companies based in the PRC over which the Group neither has significant influence nor control through investment in common stock or in-substance common stock. The Group has early adopted ASC 321, Investments — Equity Securities (“ASC 321”) on January 1, 2018, pursuant to which, equity investments with readily determinable fair value, except for those accounted for under the equity method, those that result in consolidation of the investee and certain other investments, are measured at fair value, and any changes in fair value are recognized in earnings. The Group makes a qualitative assessment of whether the equity investments are impaired at each reporting date. If a qualitative assessment indicates that the investment is impaired, we must estimate the investment’s fair value in accordance with the principles of ASC 820. If the fair value is less than the investment’s carrying value, we must recognize an impairment loss in the statements of operations equal to the difference between the carrying value and fair value.

The equity investments have been valued based on a cost-based valuation technique as detailed in Note 26 to the consolidated financial statements. The valuation requires the Group to determine the comparable public companies (peers) and select the price multiple. In addition, the Group makes estimates about the discount for illiquidity and size differences.

Short-term borrowings, corporate bonds and Promissory Notes

Short-term borrowings, corporate bonds and Promissory Notes are recognized initially at fair value, net of debt discounts or premiums, debt issuance costs and other incidental fees. Debt discounts or premiums, debt issuance costs and other incidental fees are recorded as a reduction of the proceeds received and the related accretion is recorded as interest expense in the consolidated statements of operations over the estimated term of the facilities using the effective interest method.

Beneficial Conversion Feature

The Company evaluates the conversion feature to determine whether it was beneficial as described in ASC 470-20. The intrinsic value of a beneficial conversion feature inherent to a convertible note payable, which is not bifurcated and accounted for separately from the convertible notes payable and may not be settled in cash upon conversion, is treated as a discount to the convertible notes payable. This discount is amortized over the period from the date of issuance to the date the notes is due using the effective interest method. If the notes payable are retired prior to the end of their contractual term, the unamortized discount is expensed in the period of retirement to interest expense. In general, the beneficial conversion feature is measured by comparing the effective conversion price, after considering the relative fair value of detachable instruments included in the financing transaction, if any, to the fair value of the shares of common stock at the commitment date to be received upon conversion

Treasury shares

The Group accounts for treasury shares using the cost method. Under this method, the cost incurred to purchase the shares is recorded in the treasury shares account on the consolidated balance sheets. At retirement of the treasury shares, the ordinary shares account is charged only for the aggregate par value of the shares. The excess of the acquisition cost of treasury shares over the aggregate par value is allocated between additional paid in capital (up to the amount credited to the additional paid in capital upon original issuance of the shares) and retained earnings.

Revenue recognition

The Group early adopted the new revenue standard ASC 606, Revenue from Contracts with Customers, on January 1, 2017. Accordingly, the consolidated financial statements for the years ended December 31, 2021 and 2022 are presented under ASC 606. The Group elected the modified retrospective method which required a cumulative adjustment to retained earnings instead of retrospectively adjusting prior periods. The adoption of ASC 606 did not have a material impact on the Group’s consolidated financial statements.

The core principle of the new revenue standard is that a Group should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the Group expects to be entitled in exchange for those goods or services. An asset is transferred when the customer obtains control of that asset. It also requires the Group to identify contractual performance obligations and determine whether revenue should be recognized at a point in time or over time, based on when control of goods and services transfers to a customer. The following five steps are applied to achieve that core principle:

Step 1: Identify the contract with the customer

Step 2: Identify the performance obligations in the contract

Step 3: Determine the transaction price

Step 4: Allocate the transaction price to the performance obligations in the contract Step 5: Recognize revenue when the Group satisfies a performance obligation

When the consideration in a contract includes a variable amount, the amount of consideration is estimated to which the Group will be entitled in exchange for transferring the goods or services to the customer. The variable consideration is estimated at contract inception and constrained until it is highly probable that a significant revenue reversal in the amount of cumulative revenue recognized will not occur when the associated uncertainty with the variable consideration is subsequently resolved.

When the contract contains a financing component which provides the customer a significant benefit of financing the transfer of goods or services to the customer for more than one year, revenue is measured at the present value of the amount receivable, discounted using the discount rate that would be reflected in a separate financing transaction between the Group and the customer at contract inception. When the contract contains a financing component which provides the Group a significant financial benefit for more than one year, revenue recognized under the contract includes the interest expense accreted on the contract liability under the effective interest method. For a contract where the period between the payment by the customer and the transfer of the promised goods or services is one year or less, the transaction price is not adjusted for the effects of a significant financing component, using the practical expedient in ASC606.

Revenue recognition policies for each type of revenue steam are as follows:

(a)	Sales of graphene products

Revenue from sale of graphene products is recognized at the point in time when the control of the asset is transferred to the customer, generally on delivery of the graphene products. Invoices for products are generally issued as control transfers, which is typically upon delivery.

(b)	Landscape architecture design services

Revenue from landscape architecture design services is generally recognized based on the Company’s efforts or inputs to the satisfaction of a performance obligation over time as work progresses because of continuous transfer of control to the customer and the Company has the right to bill the customer as costs are incurred. Typically, revenue is recognized over time, using an input method to measure progress towards complete satisfaction of the service, because the Group’s performance creates or enhances an asset that the customer controls as the asset is created or enhanced. The input method recognizes revenue based on the proportion of the actual costs incurred relative to the estimated total costs for satisfaction of the performance obligation. Revenues, including estimated fees or profits, are recorded proportionally as costs are incurred. Any expected losses on the contracts in progress are charged to earnings, in total, in the period the losses are identified. Contract costs include all labor costs and those indirect costs related to contract performance, such as indirect labor and supplies.

Contract modifications that extend or revise contract terms are generally result in recognizing the impact of the revised terms prospectively over the remaining life of the modified contract.

The timing of the satisfaction of the performance obligations is based upon the cost-to-cost measure of progress method, which is generally different than the timing of unconditional right of payment, and is based upon the billing schedule stipulated in the contract which is generally based on the progress of the construction. Once the bills are issued to the customer, the customer generally has two months, extending up to six months for major customers to make the payment on the amount billed. The timing between the satisfaction of the performance obligations and the unconditional right of payment would contribute to contract assets and contract liabilities.

Cost based input methods of revenue recognition require the Company to make estimates of costs to complete its projects. In making such estimates, significant judgment is required to evaluate assumptions related to the costs to complete its projects, labor, and other indirect costs. The cumulative effect of revisions to estimates related to net contract revenues or costs to complete contracts are recorded in the period in which the revisions to estimates are identified and the amounts can be reasonably estimated. The effect of the changes on future periods are recognized as if the revised estimates had been used since revenue was initially recognized under the contract. Such revisions could occur in any reporting period, and the effects may be material depending on the size of the contracts or the changes in estimates.

Claims to customers are amounts that the Group seeks to collect from the customers as reimbursement of costs and margins for scope of works not included in the original landscape design contract. Claims are accounted for as variable consideration and constrained until it is highly probable that a significant revenue reversal in the amount of cumulative revenue recognized will not occur when the associated uncertainty with the variable consideration is subsequently resolved. The Group uses the expected value method to estimate the amounts of claims because this method best predicts the amount of variable consideration to which the Group will be entitled.

(c)	Management services

Revenue from management services is recognized over the scheduled period on a straight-line basis because the customer simultaneously receives and consumes the benefits provided by the Group.

(d)	Catering services

Revenue from catering services is recognized at the point in time when control of the asset is transferred to the customer, generally on delivery of the products. There are no contracts for catering services that provide customers with rights of return or volume rebates.

The Group’s disaggregate revenue streams are summarized and disclosed in Note 21. The Group applied a practical expedient to expense costs as incurred for costs to obtain a contract with a customer when the amortization period would have been one year or less.

Contract assets

A contract asset is the right to consideration in exchange for goods or services transferred to the customer. If the Group performs by transferring goods or services to a customer before the customer pays consideration or before payment is due, a contract asset is recognized for the earned consideration that is conditional.

Contract liabilities

A contract liability is the obligation to transfer goods or services to a customer for which the Group has received a consideration (or an amount of consideration that is due) from the customer. If a customer pays the consideration before the Group transfers goods or services to the customer, a contract liability is recognized when the payment is made or the payment is due (whichever is earlier). Contract liabilities are recognized as revenue when the Group performs under the contract.

Contract costs

Other than the costs which are capitalized as inventories, property, plant and equipment and intangible assets, costs incurred to fulfil a contract with a customer are capitalized as an asset if all of the following criteria are met:

a.	The costs relate directly to a contract or to an anticipated contract that we can specifically identify.
b.	The costs generate or enhance our resources that will be used in satisfying (or in continuing to satisfy) performance obligations in the future.
c.	The costs are expected to be recovered.

The capitalized contract costs are amortized and charged to the statement of profit or loss on a systematic basis that is consistent with the pattern of the revenue to which the asset related is recognized. Other contract costs are expensed as incurred.

Cost of revenues

Cost of revenues mainly represented salaries and benefits for employees directly involved in revenue generation activities in the landscape architecture and design segment. Cost of revenues in respect of the catering and graphene segments primarily consists of price of raw materials, labor costs, overhead costs, freight costs, depreciation, amortization and other related incidental expenses that are directly attributable to the catering and graphene segments.

Leases

Effective January 1, 2019, the Group adopted ASU 2016-02, “Leases” (Topic 842) which requires lessees to be recognized on the balance sheet a right-of-use asset (“ROU assets”) and related lease liability on the consolidated balance sheets using a modified retrospectively approach. The consolidated financial statements related to periods prior to January 1, 2019, were not restated, and continue to be reported under ASC Topic 840 — Leases (“ASC 840”), which did not require the recognition of operating lease liabilities on the consolidated balance sheets. As a result, the consolidated financial statements related to periods prior to January 1, 2019, are not entirely comparative with current and future periods. As permitted under ASC 842, the Group elected several practical expedients that permit the Group to not reassess (1) whether existing contracts are or contain a lease, (2) the classification of existing leases, and (3) whether previously capitalized costs continue to qualify as initial indirect costs. In addition, the Group has elected not to recognize short-term leases on the consolidated balance sheets.

ROU asset represents the Group’s rights to use underlying assets for the lease term and lease liability represents the Group’s obligation to make lease payments arising from the lease. Operating lease ROU asset and liability are recognized at commencement date based on the present value of lease payments over the lease term, reduced by lease incentives received, plus any initial direct costs, using the discount rate for the lease at the commencement date. As the implicit rate in lease is not readily determinable for the Group’s operating leases, the Group generally use the incremental borrowing rate based on the estimated rate of interest for collateralized borrowing over a similar term of the lease payments at commencement date. The Group’s lease terms may include options to extend or terminate the lease when it is reasonably certain that the Group will exercise that option.

For the identified leases, the Group used its marginal borrowing rate to discount the related future payment obligations as of January 1, 2019 to determine its lease liability as of the adoption date.

The Group records rent expense for operating leases, including leases of office locations and equipment, on a straight-line basis over the lease term. The Group begins recognition of rent expense on the commencement date, which is generally the date that the asset is made available for use. The lease liability is included in lease liabilities, current and lease liabilities, non-current within the consolidated balance sheets, which are reduced as lease related payments are made. The ROU asset is included in property and equipment and amortized on a periodic basis over the expected term of the lease. See Note 9 for additional information.

Advertising costs

Advertising costs are expensed as incurred and included in selling and marketing expenses.

Government Grants

Government grants mainly represent amounts granted by local government authorities as an incentive for companies to promote development of the local technology industry. The Group receives government subsidies related to government sponsored projects and records such government subsidies as a liability when it is received. The Group records government subsidies as other income when there is no further performance obligation.

Research and development

Research and development expenses include salaries and other compensation-related expenses to the Group’s research and product development personnel, outsourced subcontractors, as well as office rental, depreciation and related expenses for the Company’s research and product development team.

Share-based payments

The Group grants share options for the purpose of providing incentives and rewards to eligible employees and non-employee consultants. Employees’ share-based awards and non-employees’ share-based awards are measured at the grant date fair value of the awards and recognized as expenses a) immediately at grant date if no vesting conditions are required; or b) using graded vesting method, net of estimated forfeitures, over the requisite service period, which is the vesting period. The Group uses the binominal option-pricing model to estimate the fair value of share options. The determination of estimated fair value of share-based payment awards on the grant date is affected by the fair value of the Group’s ordinary shares as well as assumptions regarding a number of complex and subjective variables. These variables include the expected value volatility of the Group over the expected term of the awards, actual and projected employee share option exercise behaviors, a risk-free interest rate, exercise multiple and expected dividend yield, if any.

The cost of equity-settled transactions is recognized in employee benefit expense, together with a corresponding increase in equity, over the period in which the performance and/or service conditions are fulfilled. Forfeitures are estimated at the time of grant and revised in the subsequent periods if actual forfeitures differ from those estimates.

Employee social security and welfare benefits

Employees of the Group in the PRC are entitled to staff welfare benefits including pension, work-related injury benefits, maternity insurance, medical insurance, unemployment benefit and housing fund plans through a PRC government-mandated multi-employer defined contribution plan. The Group is required to contribute to the plan based on certain percentages of the employees’ salaries, up to a maximum amount specified by the local government. The PRC government is responsible for the medical benefits and the pension liability to be paid to these employees and the Group’s obligations are limited to the amounts contributed and no legal obligation beyond the contributions made. The Group also makes payments to other defined contribution plans for employees employed by subsidiaries outside the PRC.

Statutory reserves

Pursuant to the laws applicable to the PRC, PRC entities must make appropriations from after-tax profit to the non-distributable “statutory surplus reserve fund”. Subject to certain cumulative limits, the “statutory surplus reserve fund” requires annual appropriations of 10% of after-tax profit until the aggregated appropriations reach 50% of the registered capital (as determined under accounting principles generally accepted in the PRC (“PRC GAAP”) at each year-end). For foreign invested enterprises and joint ventures in the PRC, annual appropriations should be made to the “reserve fund”. For foreign invested enterprises, the annual appropriation for the “reserve fund” cannot be less than 10% of after-tax profits until the aggregated appropriations reach 50% of the registered capital (as determined under PRC GAAP at each year-end). If the Company has accumulated loss from prior periods, the Company is able to use the current period net income after tax to offset against the accumulated loss.

Income taxes

Income tax comprises current and deferred tax. Income tax relating to items recognized outside profit or loss is recognized outside profit or loss, either in other comprehensive income or directly in equity.

Current tax is provided on the basis of net income for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions. It is calculated using tax rates that have been enacted or substantively enacted by the balance sheet date.

Deferred tax is accounted for using the asset and liability method in respect of temporary differences arising from differences between the carrying amount of assets and liabilities in the consolidated financial statements and the corresponding tax basis used in the computation of assessable tax profit. In principle, deferred tax liabilities are recognized for all taxable temporary differences. Deferred tax assets are recognized to the extent that it is probable that taxable profit will be available against which deductible temporary differences can be utilized. Deferred tax is calculated using tax rates that are expected to apply to the period when the asset is realized or the liability is settled. Deferred tax is charged or credited in the income statement, except when it is related to items credited or charged directly to equity, in which case the deferred tax is also dealt with in equity. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. No penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. HK tax returns filed in 2017 to 2022 are subject to examination by any applicable tax authorities. PRC tax returns filed in 2017 to 2022 are subject to examination by any applicable tax authorities.

Value added tax

Certain subsidiaries, joint venture and associate of the Group are subject to value added tax (“VAT”) in the PRC. Revenue generated and purchases within PRC from domestic suppliers are generally subject to VAT at the rate of 13% starting in April 2019, at the rate of 16% starting in May 2018 to March 2019 or at the rate of 17% in April 2018 and prior, certain VAT are refundable after filing rebate applications.

Related parties

Parties are considered to be related to the Group if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence, such as a family member or relative, shareholder, or a related corporation.

Comprehensive Income (loss)

Comprehensive income (loss) is defined as the decrease in equity of the Group during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. Amongst other disclosures, ASC 220, Comprehensive Income, requires that all items that are required to be recognized under current accounting standards as components of comprehensive income be reported in a financial statement that is displayed with the same prominence as other financial statements. For each of the periods presented, the Group’s comprehensive loss included net loss and foreign currency translation adjustments that are presented in the consolidated statements of operations comprehensive loss.

Segment reporting

Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision-making group, in deciding how to allocate resources and in assessing performance. The Group’s CODM is the Chief Executive Officer. The Group’s organizational structure is based on a number of factors that the CODM uses to evaluate, view and run its business operations which include, but are not limited to, customer base, homogeneity of products and technology. The Group’s operating segments are based on this organizational structure and information reviewed by the Group’s CODM to evaluate the operating segment results.

Earnings (loss) per share

In accordance with ASC 260, Earnings Per Share, basic earnings (loss) per share is computed by dividing net loss attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period. Diluted loss per share is calculated by dividing net loss attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary shares and dilutive ordinary equivalent shares outstanding during the period. Ordinary share equivalents are excluded from the computation of diluted loss per share as their effects would be anti-dilutive.

Commitments and contingencies

In the normal course of business, the Group is subject to contingencies, such as legal proceedings and claims arising out of its business, that cover a wide range of matters. Liabilities for the contingencies are recorded when it is probable that a liability has been incurred and the amount of the liability can be reasonably estimated.

Certain conditions may exist as of the date the consolidated financial statements are issued, which may result in a loss to the Group, but which will only be resolved when one or more future events occur or fail to occur. The Group assesses these contingent liabilities, which inherently involves judgment. In assessing loss contingencies related to legal proceedings that are pending against the Group or unasserted claims that may result in legal proceedings, the Group, in consultation with its legal counsel, evaluates the perceived merits of any legal proceedings or unasserted claims as well as the perceived merits of the amount of relief sought or expected to be sought therein. If the assessment of a contingency indicates that it is probable that a material loss has been incurred and the amount of the liability can be estimated, the estimated liability would be accrued in the consolidated financial statements. If the assessment indicates that a potentially material loss contingency is not probable, or is probable but cannot be estimated, the nature of the contingent liability, together with an estimate of the range of the reasonably possible loss, if determinable and material, would be disclosed. Loss contingencies considered remote are generally not disclosed unless they involve guarantees, in which case the nature of the guarantee would be disclosed.

Recent Accounting Pronouncements

In August 2020, the FASB issued ASU No. 2020-06, Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity. The update simplifies the accounting for convertible instruments by removing certain separation models in Subtopic 470-20, Debt — Debt with Conversion and Other Options for convertible instruments and introducing other changes. As a result of ASU No. 2020-06, more convertible debt instruments will be accounted for as a single liability measured at amortized cost and more convertible preference shares will be accounted for as a single equity instrument measured at historical cost, as long as no features require bifurcation and recognition as derivatives. The amendments are effective for smaller reporting companies for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. Early adoption is permitted, but no earlier than fiscal years beginning after December 15, 2020, including interim periods within those fiscal years. The Group does not expect the adoption of this standard will have a material impact on its consolidated financial statements and will adopt this standard for the year ending December 31, 2024.

On January 1, 2022, the Company adopted ASU No. 2021-04, Earnings Per Share (Topic 260), Debt — Modifications and Extinguishments (Subtopic 470-50), Compensation — Stock Compensation (Topic 718), and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40): Issuer’s Accounting for Certain Modifications or Exchanges of Freestanding Equity-Classified Written Call Options (a consensus of the FASB Emerging Issues Task Force). The ASU addresses the diversity in practice in an issuer’s accounting for modifications or exchanges of freestanding equity-classified written call options (e.g., warrants) that remain equity classified after modification or exchange. Under the guidance, an issuer determines the accounting for the modification or exchange based on whether the transaction was done to issue equity, to issue or modify debt or for other reasons. The guidance is applied prospectively to all modifications or exchanges that occur on or after the date of adoption. The adoption of ASU No. 2021-04 did not have a material effect in the Company’s consolidated financial statements and disclosures.

On January 1, 2022, the Company adopted ASU No. 2021-05 Leases (Topic 842): Lessors-Certain Leases with Variable Lease Payments. The ASU amends the lessor lease classification guidance in ASC 842 for leases that include any amount of variable lease payments that are not based on an index or rate. If such a lease meets the criteria in ASC 842-10-25-2 through 25-3 for classification as either a sales-type or direct financing lease, and application of the sales-type or direct financing lease recognition guidance would result in recognition of a selling loss, then the amendments require the lessor to classify the lease as an operating lease. The adoption of ASU No. 2021-05 did not have a material effect in the Company’s consolidated financial statements and disclosures. The Group does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Group’s consolidated financial statements.